9. SHARE CAPITAL (Details) (USD $)	12 Months Ended			102 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Notes to Financial Statements
Net income (loss) for the year	$ (2,798,169)	$ (1,856,790)	$ 1,629,255	$ (15,914,965)
Weighted average common stock basic	80,057,824	71,340,773	68,847,251
Effect of options			8,128
Effect of warrants			330,072
Diluted	80,057,824	71,340,773	69,185,451